Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Jan. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Summary of prepaid expenses and other current assets
	January 31, 2022	July 31, 2021
Prepayment for advertising service fee (a)	$600,000	$600,000
Prepaid service fees	-	20,000
Prepaid insurance service fee	20,137	58,150
Advance to vendors	10,000	10,000
Others	125,977	301
Total	$756,114	$688,451

(a)	Prepayment for advertising services represent the advance payments made by the Company to a third-party advertising company for producing advertising contents. These prepayments are typically expensed over the period when the services are performed.